Borrowings (Other Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 52,284	$ 35,945
Amortizing fixed rate borrowing due January 2018 at 0.91% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances		51
Debt Instrument, Interest Rate, Stated Percentage	0.91%
Amortizing fixed rate borrowing due December 2018 at 1.42% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances		823
Debt Instrument, Interest Rate, Stated Percentage	1.42%
Amortizing fixed rate borrowing due January 2019 at 1.39% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 423	5,451
Debt Instrument, Interest Rate, Stated Percentage	1.39%
Fixed rate term borrowing due August 2019 at 1.61% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 10,000	10,000
Debt Instrument, Interest Rate, Stated Percentage	1.61%
Amortizing fixed rate borrowing due June 2020 at 1.49% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 3,079	5,093
Debt Instrument, Interest Rate, Stated Percentage	1.49%
Amortizing fixed rate borrowing due July 2020 at 2.77% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 7,962
Debt Instrument, Interest Rate, Stated Percentage	2.77%
Amortizing fixed rate borrowing due December 2020 at 1.71% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 5,000	3,051
Debt Instrument, Interest Rate, Stated Percentage	1.71%
Amortizing fixed rate borrowing due December 2020 at 3.06% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 2,051
Debt Instrument, Interest Rate, Stated Percentage	3.06%
Amortizing fixed rate borrowing due March 2022 at 1.75% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 2,877	3,730
Debt Instrument, Interest Rate, Stated Percentage	1.75%
Amortizing fixed rate borrowing due October 2022 at 1.88% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 6,200	$ 7,746
Debt Instrument, Interest Rate, Stated Percentage	1.88%
Amortizing fixed rate borrowing due October 2023 at 3.24% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 9,692
Debt Instrument, Interest Rate, Stated Percentage	3.24%
Amortizing fixed rate borrowing due December 2023 at 3.22% [Member]
Debt Instrument [Line Items]
Long-term Federal Home Loan Bank Advances	$ 5,000
Debt Instrument, Interest Rate, Stated Percentage	3.22%